Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Aggregate Rental Commitments Under Non Cancelable Operating Leases

The Company’s minimum aggregate rental commitments under all non-cancelable operating leases as of December 31, 2012 are as follows (in thousands):

	Ground Leases	Office and Equipment Leases	Total
2013	$1,165	$344	$1,510
2014	1,175	412	1,587
2015	1,177	423	1,600
2016	1,179	474	1,653
2017	1,243	483	1,726
Thereafter	15,221	2,948	18,169

Total	$21,160	$5,084	$26,245